As filed with the Securities and Exchange Commission on November 3, 2016

Securities Act File No. 333-212228

Investment Company Act of 1940 File No. 811-21940

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

(CHECK APPROPRIATE BOX OR BOXES)

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 16	☒

EIP INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

c/o Energy Income Partners, LLC

10 Wright Street, Westport, Connecticut 06880

(Address of Principal Executive Offices)

(203) 349-8232

(Registrant’s Telephone Number)

Nandita Hogan

c/o Energy Income Partners, LLC

10 Wright Street, Westport, Connecticut 06880

(Name and Address of Agent for Service)

Copy to:

Dee Anne Sjögren, Esq.

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐       This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Westport, Connecticut, on the 3rd day of November, 2016.

EIP Investment Trust

By: /s/ James J. Murchie*

James J. Murchie

President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title

/s/ James J. Murchie*	Trustee and President (Principal Executive Officer)
James J. Murchie

/s/ Linda Longville*	Treasurer and Principal Financial and Accounting Officer
Linda Longville

/s/ Arnold M. Reichman*	Trustee
Arnold M. Reichman

/s/ Salvatore Faia*	Trustee
Salvatore Faia

By: /s/ Nandita Hogan , as Attorney-in-Fact
Nandita Hogan
November 3, 2016

* Signed pursuant to a power of attorney filed in Registrant’s Registration Statement filed on June 24, 2016.

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document